Note 9. Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
Intangible assets consist of the following:

		December 31, 2014			December 31, 2013
In millions	Weighted Average Amortization Period (years)	Gross Carrying Amount	Accumulated Amortization or Allocated to Renewable Energy Systems	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization or Allocated to Renewable Energy Systems	Net Carrying Amount
Amortizable intangible assets:
PPAs and FiTs	20	$552.9	$(12.8)	$540.1	$—	$—	$—
Other	6	29.7	(9.1)	20.6	48.9	(28.4)	20.5
Total amortizable intangible assets		$582.6	$(21.9)	$560.7	$48.9	$(28.4)	$20.5
Indefinite lived assets:
Power plant development arrangements(1)	Indefinite	$116.0	$(93.4)	$22.6	$132.6	$(62.2)	$70.4
Other	Indefinite	3.1	—	3.1	0.9	—	0.9
Total indefinite lived assets		$119.1	$(93.4)	$25.7	$133.5	$(62.2)	$71.3
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(1)
Power plant development arrangements are reclassified to the renewable energy system (property, plant and equipment or inventory) upon completion of the related renewable energy system. Depending on the classification of the system as held for development and sale or property, plant and equipment, amortization expense is recognized in cost of goods sold or in depreciation expense.

Expected Annual Amortization Expense	We expect to recognize annual expense on our amortizable intangible assets as follows:

	2015	2016	2017	2018	2019
In millions
Amortization	$35.8	$35.9	$34.9	$34.5	$33.3

Schedule of Goodwill
The changes in the carrying amount of goodwill for the years ended December 31, 2014 and 2013 are as follows:

In millions
Balance as of December 31, 2012	$—
Goodwill acquired	25.3
Balance as of December 31, 2013	25.3
Purchase accounting adjustments	(0.2)
Goodwill acquired (see Note 4)	48.3
Balance as of December 31, 2014	$73.4